Shareholder Report, Average Annual Return (Details) 195334_Miller Value Partners Leverage ETF_TF_TSR Annual {TF}	12 Months Ended	19 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Miller Value Partners Leverage ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Miller Value Partners Leverage ETF NAV
Average Annual Return, Percent	25.59%	31.91%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	20.50%